Related parties	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
The parties related to Grupo Santander are deemed to include, in addition to its subsidiaries, associates and joint ventures, Banco Santander’s key management personnel (the members of its board of directors and the executive vice presidents, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.
Following is a detail of the transactions performed by Grupo Santander with its related parties in the first six months of 2026 and 2025, distinguishing between significant shareholders, members of Banco Santander’s board of directors, Banco Santander’s executive vice presidents, Grupo Santander entities and other related parties. Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognised:

	EUR million
	30-06-2026
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	67	1	68
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	57	1	58
	—	—	124	2	126
Income
Finance income	—	—	209	3	212
Dividends received	—	—	—	—	—
Services rendered	—	—	16	—	16
Sale of stocks	—	—	—	—	—
Other income	—	—	781	1	782
	—	—	1,006	4	1,010

	EUR million
	30-06-2026
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	2	183	40	225
Financing agreements: loans and capital contributions (borrower)	—	(2)	283	153	434
Guarantees provided	—	—	—	(8)	(8)
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	40	14	54
Dividends and other distributed profit	—	3	—	23	26
Other transactions	—	—	(26)	(6)	(32)

	EUR million
	30-06-2026
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	20	10,495	314	10,829
Other collection rights	—	—	333	15	348
	—	20	10,828	329	11,177
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	13	3,109	217	3,339
Other payment obligations	—	—	179	—	179
	—	13	3,288	217	3,518

	EUR million
	30-06-2025
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	60	2	62
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	51	1	52
	—	—	111	3	114
Income
Finance income	—	—	221	4	225
Dividends received	—	—	—	—	—
Services rendered	—	—	15	—	15
Sale of stocks	—	—	—	—	—
Other income	—	—	666	1	667
	—	—	902	5	907

	EUR million
	30-06-2025
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	3	281	111	395
Financing agreements: loans and capital contributions (borrower)	—	(5)	(424)	162	(267)
Guarantees provided	—	2	7	4	13
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	27	(7)	20
Dividends and other distributed profit	—	3	—	33	36
Other transactions	—	—	(204)	(3)	(207)

	EUR million
	31-12-2025
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	18	10,121	274	10,413
Other collection rights	—	—	370	21	391
	—	18	10,491	295	10,804
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	15	2,786	376	3,177
Other payment obligations	—	—	191	—	191
	—	15	2,977	376	3,368